Contract Liabilities (Non-Current and Current) - Summary of Contract liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of contract liabilities [line items]
Total contract liabilities	€ 22,099	€ 15,533	€ 12,299
Less non-current portion	(9,934)	(2,560)	(1,652)
Current portion	12,165	12,973	10,647
Advance payments [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	10,312	11,937	10,096
Natuzzi trademarks [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	7,491
Natuzzi Display System [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	3,399	2,636	1,594
Service type warranties [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	€ 897	€ 960	€ 609